UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, October 18, 2010

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $415,254 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      442     7900 SH       Sole                     7900
iShares Russell 2000 Index     RUSSELL 2000     464287655    49468   732853 SH       Sole                   729628              3225
3M Company                     COM              88579Y101     6164    71085 SH       Sole                    70865               220
AFLAC Inc.                     COM              001055102     7818   151183 SH       Sole                   150418               765
Abbott Laboratories            COM              002824100     4999    95690 SH       Sole                    95430               260
Accenture PLC                  SHS CLASS A      G1151C101    12647   297646 SH       Sole                   296091              1555
Air Products & Chemicals Inc.  COM              009158106     7501    90569 SH       Sole                    90319               250
Alcon Inc.                     COM SHS          H01301102     8133    48760 SH       Sole                    48580               180
Automatic Data Processing Inc. COM              053015103     8109   192942 SH       Sole                   191957               985
Becton, Dickinson & Co.        COM              075887109     9777   131945 SH       Sole                   131305               640
Buckle Inc.                    COM              118440106     5278   198875 SH       Sole                   198350               525
Coca-Cola Company              COM              191216100     6943   118635 SH       Sole                   118310               325
ConocoPhillips                 COM              20825C104     6515   113446 SH       Sole                   113179               267
Darden Restaurants, Inc.       COM              237194105     6735   157425 SH       Sole                   156995               430
Devon Energy Corp.             COM              25179M103     7908   122157 SH       Sole                   121477               680
Diageo PLC ADR                 SPON ADR NEW     25243Q205     5322    77123 SH       Sole                    76893               230
Dover Corp.                    COM              260003108    10114   193723 SH       Sole                   192713              1010
Emerson Electric Company       COM              291011104     6588   125105 SH       Sole                   124775               330
Ensco PLC ADR                  SPONSORED ADR    29358Q109    16554   370079 SH       Sole                   368489              1590
Equifax Inc.                   COM              294429105     6946   222640 SH       Sole                   221520              1120
Hasbro Inc.                    COM              418056107     9161   205828 SH       Sole                   205228               600
Illinois Tool Works, Inc.      COM              452308109     6109   129923 SH       Sole                   129563               360
Intel Corporation              COM              458140100    13397   697742 SH       Sole                   694912              2830
Intuit Inc                     COM              461202103    11922   272120 SH       Sole                   270520              1600
Jack Henry & Associates Inc.   COM              426281101     8369   328180 SH       Sole                   327255               925
Johnson & Johnson              COM              478160104     7626   123084 SH       Sole                   122749               335
Microsoft Corporation          COM              594918104    14611   596596 SH       Sole                   594161              2435
Nike Inc.                      CL B             654106103    11544   144050 SH       Sole                   143325               725
Norfolk Southern Corp.         COM              655844108     7890   132575 SH       Sole                   132175               400
PepsiCo Incorporated           COM              713448108     8900   133958 SH       Sole                   133238               720
Procter & Gamble Co.           COM              742718109     7072   117918 SH       Sole                   117598               320
Sigma-Aldrich Corp.            COM              826552101    11456   189724 SH       Sole                   188704              1020
Spectra Energy Corp.           COM              847560109     6313   279977 SH       Sole                   278522              1455
Staples Inc.                   COM              855030102     8616   411859 SH       Sole                   409589              2270
Stryker Corp                   COM              863667101     7467   149182 SH       Sole                   148357               825
Synaptics Inc.                 COM              87157D109     7144   253875 SH       Sole                   252575              1300
Sysco Corporation              COM              871829107    14346   502998 SH       Sole                   500733              2265
TJX Companies, Inc.            COM              872540109    11387   255144 SH       Sole                   253839              1305
United Technologies Corp.      COM              913017109    10712   150380 SH       Sole                   149635               745
Verizon Communications Inc.    COM              92343V104     6692   205338 SH       Sole                   204763               575
Walt Disney Co.                COM              254687106    11801   356520 SH       Sole                   354450              2070
Waste Management Inc.          COM              94106L109     5981   167334 SH       Sole                   166904               430
Waters Corp.                   COM              941848103    12781   180576 SH       Sole                   179621               955